Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Plans Activity

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

Year Ended December 31,	2016		2015		2014
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	3,092	$43.51	2,422	$42.39	2,089	$40.47
Granted	899	$48.80	700	$47.59	469	$50.63
Exercised	(400)	$39.19	(10)	$42.34	(136)	$41.30
Canceled	—	—	(20)	$50.63	—	—

Outstanding at end of year	3,591	$45.32	3,092	$43.51	2,422	$42.39

Options exercisable at end of year	1,557	$40.80	1,531	$39.35	1,263	$40.40

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2016 (shares in thousands):

	Options Outstanding
Exercise Price	Options Outstanding	Options Exercisable	Weighted- Average Remaining Contractual Life
$35.76	531	531	5.4 years
$42.34	520	520	4.4 years
$44.51	506	506	6.4 years
$47.59	700	—	8.4 years
$48.80	899	—	9.4 years
$50.63	435	—	7.4 years

$35.76 - $50.63	3,591	1,557	7.2 years

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2016	2015	2014
Exercise price	$48.80	$47.59	$50.63
Expected dividend yield	3.07%	3.13%	2.92%
Expected stock price volatility	26.14%	33.32%	45.00%
Risk-free interest rate	1.67%	1.86%	2.03%
Expected life (in years)	6.5	6.5	6.5

Summary of Nucor's RSU Activity

A summary of Nucor’s RSU activity is as follows (shares in thousands):

Year Ended December 31,	2016		2015		2014
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	1,031	$47.93	1,012	$45.98	1,122	$42.51
Granted	723	$48.80	790	$47.59	655	$50.63
Vested	(681)	$48.09	(756)	$44.99	(752)	$44.90
Canceled	(33)	$46.44	(15)	$46.61	(13)	$42.66

Unvested at end of year	1,040	$48.47	1,031	$47.93	1,012	$45.98

Shares reserved for future grants (stock options and RSUs)	8,706		10,349		11,851

Summary of Nucor's Restricted Stock Activity under AIP and LTIP

A summary of Nucor’s restricted stock activity under the AIP and the LTIP is as follows (shares in thousands):

Year Ended December 31,	2016		2015		2014
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	63	$48.07	65	$48.20	73	$45.49
Granted	123	$44.03	136	$47.07	127	$50.35
Vested	(116)	$45.16	(138)	$47.15	(135)	$48.76
Canceled	(3)	$45.75	—	—	—	—

Unvested at end of year	67	$45.77	63	$48.07	65	$48.20

Shares reserved for future grants	855		975		1,111